Document and Entity Information	May 28, 2026
Cover [Abstract]
Entity Registrant Name	MEDICAL PROPERTIES TRUST, INC.
Amendment Flag	false
Entity Central Index Key	0001287865
Document Type	8-K
Document Period End Date	May 28, 2026
Entity File Number	001-32559
Entity Incorporation State Country Code	MD
Entity Tax Identification Number	20-0191742
Entity Address, Address Line One	10500 Liberty Parkway
Entity Address, City or Town	Birmingham
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35242
City Area Code	(205)
Local Phone Number	969-3755
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share,of Medical Properties Trust, Inc.
Trading Symbol	MPT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false